Parent Company Only Financial Information - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash	$ 5,316	$ 2,391
Other assets	361	411
Total assets	229,820	194,439
Liabilities
Other liabilities	3,291	2,435
Stockholders' Equity
Stockholders' equity	61,626	26,552	26,411
Total liabilities and stockholders' equity	229,820	194,439
Parent Company [Member]
Assets
Cash	17,035
Investment in subsidiary	41,317
Other assets	3,307
Total assets	61,659
Liabilities
Other liabilities	33
Stockholders' Equity
Stockholders' equity	61,626
Total liabilities and stockholders' equity	$ 61,659